Consolidated Statements of Operations (USD $)	12 Months Ended		90 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Income Statement [Abstract]
REVENUES	$ 0	$ 0	$ 0
OPERATING EXPENSES
Testing for U.S. Department of Agriculture's approval	137,800	0	137,800
Professional fees	45,484	5,000	50,484
General and administrative	6,735	0	6,735
Stock transfer agent fees	1,421	500	1,921
Amortization	336	28	364
Consulting fees	0	200	200
Bank fees	24	0	24
Total operating expenses	191,800	5,728	197,528
NET LOSS	$ (191,800)	$ (5,728)	$ (197,528)
Net loss per share applicable to common stockholders - basic and diluted	$ 0.00	$ 0.00
Weighted average number of shares outstanding - basic and diluted	743,293,205	101,674,121